New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: (212) 576-4498 E-Mail: erica_e_carrig@newyorklife.com www.newyorklife.com Erica E. Carrig Associate General Counsel

VIA EDGAR

May 3, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Universal Life Separate Account – I

File No. 333-147707

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 20 on Form N-6 that was filed by the Registrant on April 11, 2018 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 11, 2018.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel